Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Effective Tax Rate [Abstract]
PRC Statutory rate	25.00%	25.00%	25.00%
Effect of different tax jurisdictions and tax rate preferences	(4.00%)	(12.00%)	(6.00%)
Effect of change in enacted tax rate	3.00%
Non-deductible expenses	3.00%	5.00%	(3.00%)
Tax losses not recognized	(28.00%)	(21.00%)	(18.00%)
Change in valuation allowance	(3.00%)	(2.00%)
Effective income tax rate	(4.00%)	(5.00%)	(2.00%)